NET LOSS PER COMMON SHARE (Details 1) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	8,064,532	9,679,476	9,676,476	7,305,998
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	1,794,453	1,794,453	1,794,453	1,811,121
Stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	2,497,763	4,311,166	4,311,166	2,810,579
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	1,047,224	848,765	845,765	842,770
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	2,725,092	2,725,092	2,725,092	1,841,528